Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories Explanatory [Abstract]
Inventories

	December 31, 2019	December 31, 2018

Ore stockpile	$8,592	$17,714

Rough diamonds	70,190	56,300

Supplies inventory	32,990	28,247

Total	$111,772	$102,261